Label	Element	Value
Miller/Howard Income-Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001657267_SupplementTextBlock
Miller/Howard Income-Equity Fund

(A series of Miller/Howard Funds Trust)

Class I	MHIEX
Adviser Share Class	MHIDX

Supplement dated September 12, 2017 to the Prospectus and Statement of Additional Information dated February 28, 2017

Risk/Return [Heading]	rr_RiskReturnHeading	Miller/Howard Income-Equity Fund
Expense [Heading]	rr_ExpenseHeading	Change to Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective September 12, 2017, the expense limitation for the Miller/Howard Income-Equity Fund (the "Fund") has been reduced to 0.95% of the average daily net assets of Class I shares and 1.20% of the average daily net assets of Adviser Share Class shares.

Therefore, the fees and expenses table and example found on pages 2 and 3 of the Fund's Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 12, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" numbers do not correlate to the "Ratio of expenses to average net assets" before and after waiver figures in the Financial Highlights section of this Prospectus because "Other Expenses" include acquired fund fees and expenses which are excluded from the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Income‑Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Income‑Equity Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Income‑Equity Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.
Miller/Howard Income-Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[1]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,331
Miller/Howard Income-Equity Fund | Adviser Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	27.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	28.43%	[1]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(27.22%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	1.21%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,236

[1]	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" numbers do not correlate to the "Ratio of expenses to average net assets" before and after waiver figures in the Financial Highlights section of this Prospectus because "Other Expenses" include acquired fund fees and expenses which are excluded from the Financial Highlights.
[2]	MHI Funds, LLC (the "Adviser") has contractually agreed to waive its fees or cap the Income-Equity Fund's expenses to the extent that the aggregate expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) ("Fund Operating Expenses"), exceed the "Expense Limit," which is: 0.95% and 1.20% of the average daily net assets of the Class I and Adviser Share Class shares of the Fund, respectively.If, in any year in which the Advisory Agreement remains in effect, estimated aggregate Fund Operating Expenses for the fiscal year are less than the lesser of the Expense Limit for that year and the Expense Limit in effect at the time the fees were waived or expenses reimbursed, the Adviser shall be entitled to reimbursement by the Income-Equity Fund, in whole or in part, of the investment management fees waived or reduced, and other payments remitted by the Adviser to the Fund during any of the previous 36 months less any reimbursement previously paid by such Fund to the Adviser. This agreement will continue in effect until at least September 12, 2018, and may be terminated or modified prior to September 12, 2018 only with the approval of the Board of Trustees of the Trust.